Document and Entity Information	0 Months Ended
May 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 06, 2015
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	May 06, 2015
Document Effective Date	May 07, 2015
Prospectus Date	Aug. 29, 2014
AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:
Trading Symbol	AZBAX
AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:
Trading Symbol	AZBCX
AllianzGI Small-Cap Blend Fund | Institutional Class
Risk/Return:
Trading Symbol	AZBIX
AllianzGI Small-Cap Blend Fund | Class P
Risk/Return:
Trading Symbol	AZBPX
AllianzGI Small-Cap Blend Fund | Class D
Risk/Return:
Trading Symbol	AZBDX